PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Government Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month reporting period from October 1, 1997 through March 31, 1998, and includes commentary by the fund's portfolio manager, followed by the fund's portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of U.S. government mortgage-backed securities produced a total return of 4.24%* for Institutional Shares and 4.09%* for Institutional Service Shares. Dividends paid by the fund during this reporting period totaled $0.61 per share for Institutional Shares and $0.60 per share for Institutional Service Shares. The fund's total net assets reached $5 million on the last day of the reporting period.

We appreciate your continued confidence in Federated Government Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

Federated Government Fund provides shareholders with a professionally-managed portfolio of U.S. government securities. Investments are concentrated in U.S. government securities, including mortgage-backed securities and non-U.S. government mortgage-backed securities, and asset-backed securities. The fund will invest at a minimum 65% of its assets in securities that are issued or guaranteed by the U.S. government or its agencies.

U.S. Treasury rates moved dramatically lower over the past 12 months. The long end of the yield curve has been the primary beneficiary as rates reached levels in January 1998 not witnessed since the lows of October 1993. These levels proved to be short-lived as the U.S. bond market quickly became concerned that the Federal Reserve Board ("the Fed") may have to increase short-term rates due to strength in a broad range of economic measures. Currently the Fed is trying to grapple with conflicting data, tight labor market and strong domestic demand that could increase inflation versus the Asian situation that could slow the U.S. economy and restrain inflationary pressure. How these factors play out will determine the performance of the U.S. bond market over the next several quarters.

Given this environment, the mortgage market has performed reasonably well given the gyrations in the Treasury market during this reporting period. The yield on the 10-year Treasury ranged from 5.36% to 6.16% ending the reporting period at 5.65%. This movement in rates created concerns for mortgage investors as homeowners were able to refinance their mortgage at the best levels in over four years. The refinancing factor has subsequently moved to the back burner with interest rates increasing from the lows of January 1998. Mortgage investors have concluded that prepayment activity should slow down marginally from the torrid pace of the past few months. We believe that the factor that will dominate the mortgage market will be housing turnover. The housing market has shown awesome strength due to attractive mortgage rates combined with high income growth and consumer confidence.

Since inception, the portfolio strategy has focused on opportunities to add inexpensive prepayment protection. These opportunities were in the form of structured mortgage product and collateral holdings with favorable loan characteristics. Collateral positioning focused on mortgage pools with favorable loan characteristics in the form of lower than average loan balances. The prepayment profile on these pools has been very favorable in comparison to generic collateral for several reasons. The most predominant reason is that homeowners with a lower loan balance recognize less total savings when they refinance due to the fixed costs associated with refinancing. A secondary reason is due to less profit for mortgage bankers who prefer to concentrate on refinancing homeowners with larger outstanding mortgage loans.

Current portfolio strategy targets an effective duration of 2.6 years, which is neutral to the Lehman Brothers Mortgage-Backed Securities Index.* For the semi-annual reporting period ended March 31, 1998, the Fund produced a net total rate of return of 4.24%** on Institutional Shares and 4.09%** on Institutional Service Shares versus the Lehman Brothers Mortgage-Backed Securities Index total return of 4.04% and the Lipper U.S. Mortgage Category total return of 3.65%.+

* Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the fund will quote its Lipper ranking in the U.S. Mortgage Funds category in advertising and sales literature.

                          PORTFOLIO OF INVESTMENTS

                         FEDERATED GOVERNMENT FUND

                         MARCH 31, 1998 (UNAUDITED)


 FEDERATED GOVERNMENT FUND

     PRINCIPAL
       AMOUNT                                                                             VALUE

 MORTGAGE BACKED SECURITIES--97.2%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--27.2%
 $         1,039,576 7.50%, 11/1/2025 - 6/1/2027                                       $  1,068,379
             296,557 8.00%, 6/1/2027                                                        307,269
                       TOTAL                                                              1,375,648
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--34.5%
             394,957 Strip Series 293-1, (Principal Only), 12/1/2024                        264,621
             585,800 6.50%, 2/1/2028                                                        579,209
             876,762 8.00%, 12/1/2026                                                       908,983
                       TOTAL                                                              1,752,813
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--35.5%
             400,000 (a)6.50%, 5/15/2028                                                    395,752
             993,154 7.00%, 10/15/2023                                                    1,006,184
             273,073 8.00%, 12/15/2012                                                      283,996
             332,438 GNR 97-7 (Interest Only), 8.00%, 5/16/2027                             117,434
                       TOTAL                                                              1,803,366
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,875,183)    4,931,827
(B)REPURCHASE AGREEMENTS--17.8%
             105,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998
             105,000 400,000 (c)Credit Suisse First Boston, Inc., 5.52%, dated
             3/13/1998, due 400,000
                     4/20/1998
             400,000   (c)Goldman Sachs Group, LP, 5.470%, dated 3/27/1998, due
                       5/20/1998 400,000 TOTAL REPURCHASE AGREEMENT (AT
                       AMORTIZED COST) 905,000 TOTAL INVESTMENTS (IDENTIFIED
                       COST $5,780,183)(D) $ 5,836,827

(a) This security is subject to dollar roll transactions.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) The cost of investments for federal tax purposes amounts to $5,780,183. The net unrealized appreciation of investments on a federal tax basis amounts to $56,644 which is comprised of $71,488 appreciation and $14,844 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($5,073,722) at March 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership
(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                         FEDERATED GOVERNMENT FUND

                         MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                   $   905,000
 Investments in securities                                                4,931,827
 Total investments in securities, at value (identified and tax cost                     $ 5,836,827
 $5,780,183)
 Income receivable                                                                           22,093
   Total assets                                                                           5,858,920
 LIABILITIES:
 Payable for investments purchased                                          357,371
 Income distribution payable                                                 29,620
 Payable for dollar roll transactions                                       398,207
   Total liabilities                                                                        785,198
 Net Assets for 503,762 shares outstanding                                              $ 5,073,722
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 5,039,061
 Net unrealized appreciation of investments                                                  56,644
 Accumulated net realized loss on investments                                               (29,237)
 Undistributed net investment income                                                          7,254
   Total Net Assets                                                                     $ 5,073,722
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $5,073,405 / 503,731 shares outstanding                                                     $10.07
 INSTITUTIONAL SERVICE SHARES:
 $317 / 31 shares outstanding                                                                $10.23

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                         FEDERATED GOVERNMENT FUND

                 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $6,801)                                        $   325,593
 EXPENSES:
 Investment advisory fee                                                   $    10,377
 Administrative personnel and services fee                                      77,288
 Custodian fees                                                                  1,313
 Transfer and dividend disbursing agent fees and expenses                       27,497
 Auditing fees                                                                   3,260
 Legal fees                                                                      3,002
 Portfolio accounting fees                                                      26,300
 Shareholder services fee--Institutional Shares                                  6,484
 Share registration costs                                                       12,558
 Printing and postage                                                            2,548
 Insurance premiums                                                              1,364
 Miscellaneous                                                                   5,007
   Total expenses                                                              176,998
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $  (10,377)
   Waiver of shareholder services fee--Institutional Shares      (6,484)
   Reimbursement of other operating expenses                   (154,641)
     Total waivers and reimbursements                                         (171,502)
       Net expenses                                                                           5,496
         Net investment income                                                              320,097
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                           (13,661)
 Net change in unrealized appreciation of investments                                       (90,965)
   Net realized and unrealized loss on investments                                         (104,626)
     Change in net assets resulting from operations                                      $  215,471

(See Notes which are an integral part of the Financial Statements)

                                         STATEMENT OF CHANGES IN NET ASSETS

                                              FEDERATED GOVERNMENT FUND

                                                                           SIX MONTHS              PERIOD
                                                                             ENDED                  ENDED
                                                                          (UNAUDITED)            SEPTEMBER 30,
                                                                         MARCH 31, 1998            1997(A)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                       $ 320,097             $ 123,389
Net realized gain (loss) on investments ($(13,661) and $0,
 respectively, as computed for federal tax purposes)                          (13,661)              (15,576)
Net change in unrealized appreciation/depreciation                            (90,965)              147,609
  Change in net assets resulting from operations                              215,471               255,422
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
   Institutional Shares                                                      (312,826)             (123,380)
   Institutional Service Shares                                                   (17)                   (9)
      Change in net assets resulting from distributions to shareholders      (312,843)             (123,389)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                1,886,344            10,633,387
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                        15,167                   278
Cost of shares redeemed                                                    (1,880,683)           (5,615,432)
  Change in net assets resulting from share transactions                       20,828             5,018,233
    Change in net assets                                                      (76,544)            5,150,266
NET ASSETS:
Beginning of period                                                         5,150,266                     0
End of period (including undistributed net investment income
 of $7,254 and $0, respectively)                                          $ 5,073,722           $ 5,150,266

(a) For the period from May 31, 1997 (start of performance) to September 30,
    1997.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX
                                                               MONTHS
                                                                ENDED           PERIOD
                                                             (UNAUDITED)         ENDED
                                                               MARCH 31,      SEPTEMBER 30,
                                                                 1998            1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.26          $10.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                         0.62            0.25
    Net realized and unrealized gain (loss) on investments       (0.20)           0.26
    Total from investment operations                              0.42            0.51
 LESS DISTRIBUTIONS
    Distributions from net investment income                     (0.61)          (0.25)
 NET ASSET VALUE, END OF PERIOD                                 $10.07          $10.26
TOTAL RETURN(B)                                                   4.24%           5.12%
RATIOS TO AVERAGE NET ASSETS
    Expenses                                                      0.21%*          0.00%*
    Net investment income                                        12.34%*          7.37%*
    Expense waiver/reimbursement(c)                               6.61%*         12.25%*
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                     $5,073          $5,145
    Portfolio turnover                                             146%              9%

 * Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX
                                                                       MONTHS
                                                                        ENDED          PERIOD
                                                                     (UNAUDITED)        ENDED
                                                                      MARCH 31,     SEPTEMBER 30,
                                                                         1998          1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.26            $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                1.73              0.24
   Net realized and unrealized gain (loss) on investments              (1.16)             0.26
   Total from investment operations                                     0.57              0.50
 LESS DISTRIBUTIONS
   Distributions from net investment income                            (0.60)            (0.24)
 NET ASSET VALUE, END OF PERIOD                                       $10.23            $10.26
 TOTAL RETURN(B)                                                        4.09%             5.07%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                             0.27%*            0.00%*
   Net investment income                                                7.32%*            7.76%*
   Expense waiver/reimbursement(c)                                      6.08%*           14.14%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                $0                $5
   Portfolio turnover                                                    146%                9%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                         FEDERATED GOVERNMENT FUND

                         MARCH 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Government Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $11,653 attributable to security transactions incurred after September 30, 1996 are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                    NUMBER OF PAR VALUE
CLASS NAME                       CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000

Transactions in capital stock were as follows:


                                                                         SIX MONTHS
                                                                            ENDED                   PERIOD ENDED
                                                                        MARCH 31, 1998          SEPTEMBER 30, 1997(A)
 INSTITUTIONAL SHARES                                                SHARES        AMOUNT       SHARES      AMOUNT
Shares sold                                                          184,648   $ 1,886,344    1,060,203  $ 10,628,087
Shares issued to shareholders in payment of distributions declared     1,504        15,167           27           272
Shares redeemed                                                     (183,685)   (1,875,604)    (558,966)   (5,615,428)
 Net change resulting from Institutional Share transactions            2,467      $ 25,907      501,264    $ 5,012,931


                                                                         SIX MONTHS
                                                                            ENDED                   PERIOD ENDED
                                                                        MARCH 31, 1998          SEPTEMBER 30, 1997(A)
INSTITUTIONAL SERVICE SHARES                                        SHARES        AMOUNT      SHARES        AMOUNT
Shares sold                                                             --     $     --           523       $ 5,300
Shares issued to shareholders in payment of distributions declared      --           --            --             6
Shares redeemed                                                       (492)      (5,079)           --            (4)
 Net change resulting from Institutional Service Share transactions   (492)    $ (5,079)          523       $ 5,302
   Net change resulting from share transactions                      1,975     $ 20,828       501,787   $ 5,018,233

(a) For the period from May 31, 1997 (start of performance) to September 30,
    1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimburse at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund's Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

 PURCHASES                  $7,500,785
 SALES                      $7,287,705

YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

[Graphic]

Federated Government Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS MARCH 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31428Q887
Cusip 31428Q804
G02367-01 (5/98)
[Graphic]

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Limited Duration Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month reporting period from October 1, 1997 through March 31, 1998, and includes commentary by the fund's portfolio manager, followed by the fund's portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of investment grade, limited duration bonds produced a total return of 3.61%* for Institutional Shares and 3.46%* for Institutional Service Shares. Dividends paid by the fund during this reporting period totaled $0.33 per share for Institutional Shares and $0.32 per share for Institutional Service Shares. Each share class also paid capital gains totaling $0.02 per share for this reporting period. The fund's total net assets reached $20.7 million on the last day of the reporting period.

We appreciate your continued confidence in Federated Limited Duration Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated Limited Duration Fund represents a high-quality, fixed-income portfolio combining various fixed-income asset classes. The fund invests primarily in U.S. Treasury, government agency, and high-quality corporate, asset-backed and mortgage-backed debt securities. The fund may also allocate a percentage of assets in the high-yield and international bond sectors.

The U.S. Treasury yield curve delivered a mildly positive result for the first half of the reporting period. Yields in the part of the Treasury yield curve, where the fund generally invests, declined by anywhere from 5% to 25%. This, along with other positive factors, made for a reasonable overall outcome for the fund. As the first quarter of 1998 drew to a close, the outlook for a continued slow decline in short-term interest rates over the intermediate term remained intact. Inflation is at its lowest level in a generation, and the U.S. economy, while still in very reasonable shape, appears to be slowing just a bit. That being said, it is not inconceivable that the Federal Reserve Board (the "Fed") could raise short-term interest rates to offset a robust labor market. Even if this event occurs, any negative effect on the short end of the U.S. yield curve would probably be short-lived. In fact, yields at the long end of the curve might even decline given the prospect of even lower inflation brought on by a slowing economy.

With regard to sector performance, investors were generally compensated for exposure to the "spread" products in the latter half of the reporting period under review, after a flight to quality brought on by the "Asian contagion" in the latter part of 1997 had made such product less attractive. Overall, asset-backed and investment grade corporate bonds ended up outperforming comparable maturity Treasury securities, while mortgage-backed securities underperformed slightly. During the reporting period, the fund generally maintained its largest exposure in asset-backed securities, attempting within that sector to obtain outperformance on a security specific basis. Mortgage-backed securities received the smallest weighting of the three "spread" sectors, and more treasury exposure was added in the fourth quarter at the further expense of mortgage- backed debt securities. Conventional Treasury and agency securities however, continued to comprise the smallest overall portion of the fund at the end of the reporting period. The fund's duration posture over the reporting period was maintained within a tight range around its duration benchmark, the Merrill Lynch 1-3 Year U.S.
Treasury Index.*

For the six months ended March 31, 1998, the fund's Institutional Share class produced a 3.61%** total return and the Institutional Service Shares class produced a 3.46%** total return, compared to a 3.17% total return for the Merrill Lynch 1-3 Year U.S. Treasury Index and a 3.20% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.+ Value-added relative to the indices was achieved through a combination of specific security selection as well as an allocation to certain portions of the asset-backed debt securities sector which outperformed corporates (e.g., credit card asset-backed securities). No significant strategy changes are anticipated in the near term aside from a general portfolio upgrading should the current seven-year economic expansion show further signs of waning.

* The Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. + The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

PORTFOLIO OF INVESTMENTS
FEDERATED LIMITED DURATION FUND
MARCH 31, 1998 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                    VALUE
 (A)ASSET-BACKED SECURITIES--45.2%
 AUTOMOBILE--17.3%
 $           212,954 AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002         $     216,318
             162,102 AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003                164,332
             580,626 CIT RV Trust 1994-A, Class A, 4.90%, 7/15/2009                         579,128
              50,000 Chase Manhattan Auto Owner Trust 1997-A, Class A5, 6.50%,               50,678
                     12/17/2001
              85,162 Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%,                 85,234
                     5/15/2002
             210,856 Honda Auto Receivables Grantor Trust 1995-A, Class A, 6.20%,           211,301
                     12/15/2000
              87,309 Nationsbank Auto Grantor Trust, Class A, 5.85%, 6/15/2002
             87,403 347,522 Olympic Automobile Receivables Trust 1994-A, Class
             CTF, 5.70%, 347,827
                     1/15/2001
              50,000 Team Fleet Financing Corp. Series 1997-1, Class B, 7.80%,               51,828
                     5/15/2003
             786,175 Toyota Auto Receivables Grantor Trust 1997-A, Class A, 6.45%,          791,262
                     4/15/2002
             196,017 World Omni Automobile Lease Securitization Trust 1996-A, Class         196,930
                     A2, 6.55%, 6/25/2002
             650,000 World Omni Automobile Lease Securitization Trust 1997-A, Class         658,450
                     A3, 6.85%, 6/25/2003
             150,000 Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003            151,016
                       Total                                                              3,591,707
CREDIT CARD--14.6%
             150,000 Banco Nacional de Mexico S.A., Credit Card Merchant Voucher            149,877
                     Receivables Master Trust Series 1996-A, Class A1, 6.25%,
                     12/1/2003
             250,000 Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%,         251,740
                     8/15/2005
             250,000 Citibank Credit Card Master Trust 1998-1, Class A, 5.75%,              248,642
                     1/15/2003
             250,000 Dayton Hudson Credit Card Master Trust 1995-1, Class A, 6.10%,         250,550
                     2/25/2002
             246,000 Discover Card Master Trust 1993-1, Class B, 5.30%,
             10/16/2001 244,472 215,000 Discover Card Master Trust I 1995-2,
             Class A, 6.55%, 2/18/2003 217,638
              65,000 Discover Card Trust 1993-A, Class B, 6.80%, 8/16/2000                   65,106
             220,000 Discover Credit Card Trust 1992-B, Class B, 7.50%, 6/16/2000           220,286
             260,000 First USA Credit Card Master Trust 1997-6, Class A, 6.42%,             264,209
                     3/15/2005
             298,724 Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%,           303,483
                     3/15/2012
             200,000 Household Affinity Credit Card Master Trust 1993-1, Class B,           198,908
                     5.30%, 9/15/2000
             285,000 Prime Credit Card Master Trust 1996-1, Class A, 6.70%,                 290,498
                     7/15/2004
             300,000 Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004                 311,400
                       Total                                                              3,016,809

 FEDERATED LIMITED DURATION FUND

  PRINCIPAL
   AMOUNT                                                                                    VALUE
 (A)ASSET-BACKED SECURITIES--CONTINUED
 HOME EQUITY LOAN--5.9%
 $           174,157 Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%,          $     179,716
                     9/25/2008
             270,000 Cityscape Home Equity Loan Trust 1996-2, Class A2, 7.20%,              273,149
                     4/25/2011
             120,000 ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%,          121,678
                     8/15/2013
             250,000 ContiMortgage Home Equity Loan Trust 1997-5, Class B, 7.62%,           249,845
                     1/15/2029
             250,000 (b)Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%,              218,325
                     6/25/2006
              95,000 TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020                98,036
              80,300 UCFC Home Equity Loan 1995-A1, Class A5, 8.55%, 1/10/2020               84,940
                       Total                                                              1,225,689
MANUFACTURED HOUSING--5.4%
             200,000 Associates Manufactured Housing Certificates 1996-2, Class A-2,        201,570
                     6.05%, 6/15/2027
             150,000 Green Tree Financial Corp. 1994-1, Class A3, 6.90%, 4/15/2019          151,854
             250,000 Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027         259,503
             200,000 Green Tree Financial Corp. 1996-4, Class A-4, 6.80%, 6/15/2027         201,984
             300,000 Green Tree Home Improvement Loan Trust 1997-A, Class HEA6,             306,123
                     7.16%, 3/15/2028
                       Total                                                              1,121,034
OTHER--2.0%
             200,000 Centerior Energy Receivables Master Trust 1996-1, Class A,             206,836
                     7.20%, 4/15/2002
             200,000 Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%,               202,353
                     4/20/2005
                       Total                                                                409,189
                       TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,487,025)         9,364,428
 CORPORATE BONDS--19.2%
 AEROSPACE & DEFENSE--1.0%
             200,000 Raytheon Co., Note, 6.45%, 8/15/2002                                   202,252
 AUTOMOBILE--1.0%
             200,000 Arvin Industries, Inc., Note, 6.875%, 2/15/2001                        202,916
 CABLE TELEVISION--1.1%
             200,000 TKR Cable, Inc., 10.50%, 10/30/2007                                    222,250
 FINANCE - RETAIL--0.7%
             150,000 Advanta Corp., Medium Term Note, 6.90%, 8/4/1999                       145,107
 FINANCIAL INTERMEDIARIES--2.5%
             250,000 Green Tree Financial Corp., Sr. Sub. Note, 10.25%, 6/1/2002            274,293
             250,000 Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002                 248,778
                       Total                                                                523,071

 FEDERATED LIMITED DURATION FUND

  PRINCIPAL
   AMOUNT                                                                                    VALUE
 CORPORATE BONDS--CONTINUED
 FOREST PRODUCTS--1.1%
 $           200,000 Quno Corp., Sr. Note, 9.125%, 5/15/2005                          $     218,698
 HOTELS, MOTELS, INNS & CASINOS--0.5%
             100,000 La Quinta Inns, Inc., Sr. Sub. Note, 9.25%, 5/15/2003                  104,250
 INDUSTRIAL PRODUCTS & EQUIPMENT--0.5%
             100,000 Figgie International Holdings, Inc., Sr. Note, 9.875%,                 103,918
                     10/1/1999
 INSURANCE--3.6%
             250,000 Conseco, Inc., Note, 6.40%, 2/10/2003                                  249,025
             250,000 HSB Group, Inc., Company Guarantee, 6.50%, 7/15/2027                   246,530
             250,000 SunAmerica, Inc., Sr. Note, 6.20%, 10/31/1999                          250,618
                       Total                                                                746,173
 PRINTING & PUBLISHING--0.4%
              75,000 Valassis Communication, Inc., Sr. Note, 9.55%, 12/1/2003                84,059
 RETAILERS--1.5%
             100,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                 106,500
             150,000 Riggs National Corp., Sub. Note, 8.50%, 2/1/2006                       157,968
              50,000 Shopko Stores, Inc., 8.50%, 3/15/2002                                   53,516
                       Total                                                                317,984
 SOVEREIGN--1.5%
             175,000 Brazil IDU, Deb., 6.8125%, 1/1/2001                                    171,500
             150,000 Export-Import Bank Korea, 7.10%, 3/15/2007                             139,506
                       Total                                                                311,006
 UTILITIES--3.8%

             250,000 Camuzzi Gas, 9.25%, 12/15/2001                                         258,125
             200,000 (b)Hidroelectrica Alicura, Deb., 8.375%, 3/15/1999                     200,500
             200,000 Long Island Lighting Co., Deb., 9.00%, 11/1/2022                       229,544
             100,000 Pennsylvania Power & Light Co., 9.25%, 10/1/2019                       106,727
                       Total                                                                794,896
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $3,779,232)                 3,976,580
 (A)COLLATERALIZED MORTGAGE OBLIGATIONS--14.0%
             217,660 (b)C-BASS ABS, LLC, (Series 1997-1), Class A-1, 7.05%,
             2/1/2017 218,341 500,000 Countrywide Home Loans, (Series 1997-5),
             Class A-3, 7.50%, 509,016
                     9/25/2027
             405,000 Federal National Mortgage Association, (Series 1993-32), Class         388,889
                     H, 6.00%, 3/25/2023
              95,884 (b)GE Capital Mortgage Services, Inc., (Series 1994-3), Class           69,217
                     B4, 6.50%, 1/25/2024

 FEDERATED LIMITED DURATION FUND

  PRINCIPAL
   AMOUNT                                                                                     VALUE
 (A)COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
 $           380,054 (b)Greenwich Capital Acceptance, Inc. Subordinate Mortgage       $     366,870
                     Securities Trust, (Series 1996-A), Class B, 7.5916%, 6/15/2019
             100,000 (b)KMart CMBS Financing, Inc, (Series 1997-1), Class D, 6.475%,        100,094
                     3/1/2007
             500,000 (b)Nomura Depositor Trust Commercial Mortgage Pass-Thru,               500,000
                     (Series 1998-STI), Class A-5, 6.848%, 2/15/2034
             252,471 Residential Accredit Loans, Inc., (Series 1996-QS8), Class A3,         253,952
                     7.05%, 12/25/2026
             250,000 Residential Accredit Loans, Inc., (Series 1997-QS2), Class A3,         252,076
                     7.25%, 3/31/2027
           4,190,607 Vendee Mortgage Trust, (Series 1995-1C), Class 3IO, 0.2925%,            60,261
                     2/15/2025
             199,235 SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4,          182,426
                     7.7191%, 1/28/2025
                       TOTAL COLLATERALIZED MORTGAGE                                   $  2,901,142
                       OBLIGATIONS (IDENTIFIED COST $2,726,970)
 GOVERNMENTS/AGENCIES--9.4%
             500,000 Federal National Mortgage Association, 6.34%, 7/28/2000                501,775
             445,052 Government National Mortgage Association, ARM, 7.00%, 1/20/2022        457,082
             392,786 Government National Mortgage Association, 8.50%, 8/15/2026             414,758
             508,122 Government National Mortgage Association, 11.00%, 9/15/2015            574,021
                       TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,101,299)            1,947,636
 U.S. TREASURY--7.6%
             200,000 U.S. Treasury Note, 5.50%, 3/31/2003                                   198,892
             450,000 U.S. Treasury Note, 5.75%, 11/15/2000                                  451,359
             650,000 U.S. Treasury Note, 5.875%, 9/30/2002                                  655,161
             245,000 U.S. Treasury Note, 6.625%, 5/15/2007                                  259,962
                       TOTAL U.S. TREASURY (IDENTIFIED COST $1,569,764)                   1,565,374
(C)REPURCHASE AGREEMENT--5.1%
           1,045,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998 (at        1,045,000
                     amortized cost)
                       TOTAL INVESTMENTS (IDENTIFIED COST $20,709,290)(D)              $ 20,800,160

(a) Because of monthly principal payments, the average lives of the Asset-Backed Securitties, Collateralized Mortgage Obligations and certain Government Agency Securities are less than the indicated periods.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1998, these securities amounted to $1,673,347 which represents 8.1% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $20,709,290. The net unrealized appreciation of investments on a federal tax basis amounts to $90,870 which is comprised of $127,648 appreciation and $36,778 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($20,699,215) at March 31, 1998.

The following acronyms are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage
LLC -- Limited Liability Corporation

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED LIMITED DURATION FUND
MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 20,800,160
 $20,709,290)
 Income receivable                                                                          206,561
 Receivable for investments sold                                                          2,165,638
 Receivable for shares sold                                                                     520
   Total assets                                                                          23,172,879
 LIABILITIES:
 Payable for investments purchased                                     $   196,660
 Income distribution payable                                               101,375
 Payable to Bank                                                         2,027,922
 Accrued expenses                                                          147,707
   Total liabilities                                                                      2,473,664
 Net Assets for 2,040,770 shares outstanding                                           $ 20,699,215
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 20,592,369
 Net unrealized appreciation of investments and translation of                               90,870
 assets and liabilities in foreign currency
 Accumulated net realized gain on investments and foreign currency                            1,826
 transactions
 Undistributed net investment income                                                         14,150
   Total Net Assets                                                                    $ 20,699,215
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $15,413,623 / 1,519,650 shares outstanding                                                  $10.14
 INSTITUTIONAL SERVICE SHARES:
 $5,285,592 / 521,120 shares outstanding                                                     $10.14

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED LIMITED DURATION FUND
SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                 $ 468,350
 EXPENSES:
 Investment advisory fee                                                     $    27,670
 Administrative personnel and services fee                                        77,288
 Custodian fees                                                                    1,629
 Transfer and dividend disbursing agent fees and expenses                         20,748
 Directors'/Trustees' fees                                                         1,274
 Auditing fees                                                                     2,912
 Legal fees                                                                          910
 Portfolio accounting fees                                                        31,737
 Distribution services fee--Institutional Service Shares                           4,699
 Shareholder services fee--Institutional Shares                                   12,595
 Shareholder services fee--Institutional Service Shares                            4,699
 Share registration costs                                                         11,648
 Printing and postage                                                              4,914
 Insurance premiums                                                                2,002
 Taxes                                                                               910
 Miscellaneous                                                                     4,914
   Total expenses                                                                210,549
 Waivers and reimbursements--
   Waiver of investment advisory fee                           $  (27,670)
   Waiver of distribution services fee--Institutional Service      (3,759)
 Shares
   Waiver of shareholder services fee--Institutional Shares       (12,595)
   Reimbursement of other operating expenses                     (148,678)
     Total waivers and reimbursements                                           (192,702)
       Net expenses                                                                          17,847
         Net investment income                                                              450,503
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY:
 Net realized gain on investments and foreign currency                                        1,790
 transactions
 Net change in unrealized appreciation of investments and                                    29,622
 translation of assets and liabilities in foreign currency
   Net realized and unrealized gain on investments and                                       31,412
 foreign currency
       Change in net assets resulting from operations                                     $ 481,915

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED LIMITED DURATION FUND

                                 SIX MONTHS
                                   ENDED             YEAR ENDED
                                 (UNAUDITED)         SEPTEMBER 30,
                                MARCH 31, 1998         1997(A)
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income         $     450,503       $     396,602
 Net realized gain on
 investments and foreign
 currency transactions
 ($1,790 and $28,563, net
 gains, respectively, as
 computed for federal
 tax purposes                          1,790              41,450
 Net change in unrealized
 appreciation of investments
 and translation of assets
 and liabilities in foreign
 currency                             29,622              61,248
 Change in net assets
 resulting from operations           481,915             499,300
 DISTRIBUTIONS TO
 SHAREHOLDERS--
 Distributions from net
 investment income
   Institutional Shares             (281,676)           (351,005)
   Institutional
   Service Shares                   (167,755)            (45,407)
 Distributions from net
 realized gains on
 investments and
 foreign currency
 transactions
   Institutional Shares              (13,500)            (10,211)
   Institutional
   Service Shares                     (4,804)                (11)
 Change in net assets
 resulting from
 distributions to
 shareholders                       (467,735)           (406,634)
 SHARE TRANSACTIONS--
 Proceeds from sale of
 shares                           11,503,568          21,728,448
 Net asset value of
 shares issued to
 shareholders in payment
 of distributions declared            21,272               4,418
 Cost of shares redeemed          (1,153,187)        (11,512,650)
   Change in net assets
   resulting from share
   transactions                   10,371,653          10,220,216
   Change in net assets           10,385,833          10,312,882
 NET ASSETS:
 Beginning of period              10,313,382                 500
 End of period
 (including undistributed
 net investment income of
 $14,150 and $13,078,
 respectively)                 $  20,699,215       $  10,313,382

(a) For the period from October 1, 1996 (start of performance) to September 30, 1997. (See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     SIX MONTHS
                                       ENDED
                                     (UNAUDITED)     YEAR ENDED
                                     MARCH 31,     SEPTEMBER 30,
                                        1998           1997(A)
 NET ASSET VALUE, BEGINNING OF         $10.13         $10.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                 0.32(b)        0.63
   Net realized and unrealized           0.03           0.15
   gain (loss) on investments and
   foreign currency
   Total from investment                 0.35           0.78
   operations
 LESS DISTRIBUTIONS
   Distributions from net               (0.32)         (0.63)
   investment income
   Distributions from net realized      (0.02)         (0.02)
   gain on investments and foreign
   currency transactions
   Total distributions                  (0.34)         (0.65)
 NET ASSET VALUE, END OF PERIOD        $10.14         $10.13
 TOTAL RETURN(C)                         3.46%          8.10%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                              0.49%*         0.29%
   Net investment income                 6.29%*         6.31%
   Expense waiver/reimbursement(d)       2.72%*        14.52%
 SUPPLEMENTAL DATA
   Net assets, end of period (000      $5,286         $2,724
 omitted)
   Portfolio turnover                      42%           109%

* Computed on an annualized basis.
(a) Reflects operations for the period
from October 1, 1996 (start of performance) to September 30, 1997. (b) Per share information presented is based upon the monthly average number of shares outstanding. (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                       ENDED
                                     (UNAUDITED)     YEAR ENDED
                                     MARCH 31,     SEPTEMBER 30,
                                        1998           1997(A)
 NET ASSET VALUE, BEGINNING OF         $10.13          $10.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                 0.33(b)         0.66
   Net realized and unrealized           0.03            0.14
   gain (loss) on investments and
   foreign currency
   Total from investment                 0.36            0.80
   operations
 LESS DISTRIBUTIONS
   Distributions from net               (0.33)          (0.65)
 investment income
   Distributions from net realized      (0.02)          (0.02)
   gain on investments and foreign
   currency transactions
   Total distributions                  (0.35)          (0.67)
 NET ASSET VALUE, END OF PERIOD        $10.14          $10.13
 TOTAL RETURN(C)                         3.61%           8.27%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                              0.17%*          0.00%
   Net investment income                 6.59%*          6.47%
   Expense waiver/reimbursement(d)       2.81%*          8.74%
 SUPPLEMENTAL DATA
   Net assets, end of period (000     $15,414          $7,589
   omitted)
   Portfolio turnover                      42%            109%

* Computed on an annualized basis.
(a) Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997. (b) Per share information presented is based upon the monthly average number of shares outstanding. (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED LIMITED DURATION FUND
MARCH 31, 1998 (UNAUDITED)

ORGANIZATION
Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the"Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. As of March 31, 1998, the Fund had no outstanding foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at March 31, 1998 is as follows:

 SECURITY                               ACQUISITION DATE            ACQUISITION COST
C-BASS ABS, LLC                            2/25/1997                   $ 218,544
GE Capital Mortgage Services, Inc.         7/10/1997                      67,119
Greenwich Capital Acceptance, Inc.         7/30/1997                     369,603
Hidroelectrica Alicura, Deb                2/20/1998                     199,600
KMart CMBS Financing Inc.                  2/27/1997                     100,000
Nomura Depositor Trust
Commercial Mortgage Pass-Thru              2/4/1998                      500,000
Saxon Asset Securities Trust 1998-1        3/6/1998                      218,225

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                     NUMBER OF
                                     PAR VALUE
                                   CAPITAL STOCK
 CLASS NAME                          AUTHORIZED
Institutional Shares              1,000,000,000
Institutional Service Shares      1,000,000,000

Transactions in capital stock were as follows:

                                               SIX MONTHS ENDED          YEAR ENDED
                                                MARCH 31, 1998         SEPTEMBER 30, 1997(A)
INSTITUTIONAL SHARES                       SHARES         AMOUNT     SHARES         AMOUNT
Shares sold                                 867,775   $ 8,798,198   1,888,493   $ 18,917,589
Shares issued to shareholders in payment
of distributions declared                     1,455        14,733         380          3,834
Shares redeemed                             (98,667)   (1,000,339) (1,139,806)   (11,407,045)
Net change resulting from Institutional
Share transactions                          770,563   $ 7,812,592     749,067    $ 7,514,378

FEDERATED LIMITED DURATION FUND

                                               SIX MONTHS ENDED          YEAR ENDED
                                                MARCH 31, 1998         SEPTEMBER 30, 1997(A)
INSTITUTIONAL SERVICE SHARES                SHARES         AMOUNT     SHARES         AMOUNT
Shares sold                                  266,697    $ 2,705,370    279,256    $ 2,810,859
Shares issued to shareholders in
payment of distributions declared                645          6,539         58            584
Shares redeemed                              (15,093)      (152,848)   (10,473)      (105,605)
Net change resulting from Institutional
Service Share transactions                   252,249     $ 2,559,061   268,841     $2,705,838
Net change resulting from
share transactions                         1,022,812     $10,371,653 1,017,908   $ 10,220,216

(a) For the period from October 1, 1996 (start of performance) to September 30, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services ("FSS") up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

PURCHASES $ 15,872,244
SALES $ 6,043,670

DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Anthony R. Bosch
Assistant Secretary

Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED LIMITED DURATION FUND

Semi-Annual Report
to Shareholders
March 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Cusip 31428Q408
Cusip 31428Q309
G01998-06 (5/98)



                             PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. The report covers the six-month reporting period from October 1, 1997 through March 31, 1998, and includes commentary by the fund's portfolio manager, followed by the fund's portfolio of investments and financial statements.

During the reporting period, the fund's diversified portfolio of high-quality, investment grade bonds produced a total return of 4.66%* for Institutional Shares and 4.51%* for Institutional Service Shares. Dividends paid by the fund during this reporting period totaled $0.33 per share for Institutional Shares and $0.31 per share for Institutional Service Shares. Net asset value for both share classes increased by $0.15 to end the reporting period at $10.47. The fund's total net assets reached $45 million on the last day of the reporting period.

We appreciate your continued confidence in Federated Total Return Bond Fund. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

Federated Total Return Bond Fund represents a high quality, fixed income portfolio combining the various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality, corporate debt securities. The fund may also allocate a small percentage of assets, 15 percent combined, in either or both of the high yield corporate and international bond sectors.

The high quality, fixed income environment was positive over the six month reporting period in that interest rates fell across the entire maturity spectrum from one-year out to 30-year securities. This reporting period was largely influenced by events which unfolded in Southeast Asia, primarily starting in October 1997. The currency and financial market crises in Asia created an immense "flight to quality" in U.S. government debt securities. Thus, for the six-month reporting period, the best performing debt investment was U.S. Treasury bonds.

Much of the interest rate decline for the entire reporting period occurred during the initial three months, the fourth quarter of 1997. As rates fell hard and fast, U.S. Treasuries outperformed all other high quality bond sectors. The latter half of the six-month reporting period (first quarter of 1998) saw overall interest rates fall slightly with "spread" product--mortgages and corporates--outperforming treasuries. Generally speaking, Asia and the emerging debt markets did rebound early in 1998 as markets attempted to stabilize worldwide.

For much of the reporting period, the fund was generally neutral in treasuries, with a slight overweight and underweight in corporates and mortgages, respectively. All the while, duration was held very close to the benchmark index, the Lehman Brothers Aggregate Bond Index.* For the entire six-month reporting period, the fund had a 4.66%** total return for Institutional Shares and a 4.51%** total return for Institutional Service Shares relative to a 4.54% return for the Lehman Brothers Aggregate Bond Index. Thus, the fund continues to provide shareholders with a return in excess of the unmanaged index. Given continued domestic economic strength, fund management does not anticipate any significant sector or duration changes over the near term.

* The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PORTFOLIO OF INVESTMENTS
                      FEDERATED TOTAL RETURN BOND FUND
                         MARCH 31, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 CORPORATE BONDS--29.4%
 BANKING--1.7%
 $           400,000 (a)CIBC Capital Funding LP, Bank Guarantee, 6.40%, 12/17/2004    $     403,200
             260,000 FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                   267,402
             100,000 National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004        108,157
                          TOTAL                                                             778,759
 BEVERAGE & TOBACCO--0.8%
             260,000 Philip Morris Cos., Inc., Deb., 6.00%, 11/15/1999                      258,521
             105,000 Philip Morris Cos., Inc., Deb., 8.625%, 3/1/1999                       107,487
                          TOTAL                                                             366,008
 BROADCAST RADIO & TV--0.3%
             125,000 SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                128,335
 CABLE TELEVISION--1.2%
             200,000 Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                     234,030
             300,000 TKR Cable, Inc., 10.50%, 10/30/2007                                    333,375
                          TOTAL                                                             567,405
 ECOLOGICAL SERVICES & EQUIPMENT--1.2%
             500,000 WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                          562,115
 ELECTRONICS--1.3%
             250,000 Anixter International, Inc., Company Guarantee, 8.00%,                 261,547
                     9/15/2003
             300,000 Harris Corp., Deb., 10.375%, 12/1/2018                                 323,115
                          TOTAL                                                             584,662
 FINANCE - AUTOMOTIVE--2.3%
             485,000 Chrysler Financial Corp., Deb., 13.25%, 10/15/1999                     538,830
             500,000 Ford Motor Credit Corp., Unsub., 6.875%, 6/5/2001                      507,813
                          TOTAL                                                           1,046,643
 FINANCIAL INTERMEDIARIES--0.7%
             250,000 Green Tree Financial Corp., Sr. Sub. Note, 10.25%, 6/1/2002            274,292
              25,000 Norwest Financial, Inc., Note, 6.23%, 9/1/1998                          25,079
                          TOTAL                                                             299,371
 FINANCIAL SERVICES--0.1%
              50,000 Associates Corp. of North America, Sr. Note, 6.25%, 3/15/1999           50,273

FEDERATED TOTAL RETURN BOND FUND

     PRINCIPAL
       AMOUNT                                                                             VALUE

 CORPORATE BONDS--CONTINUED
 FOREST PRODUCTS--2.6%
 $           300,000 Container Corp. of America, Sr. Note, 11.25%, 5/1/2004           $     328,500
              25,000 Pope & Talbot, Inc., 8.375%, 6/1/2013                                   24,769
             750,000 Quno Corp., Sr. Note, 9.125%, 5/15/2005                                820,118
                          TOTAL                                                           1,173,387
 INDUSTRIAL PRODUCTS & EQUIPMENT--2.8%
             500,000 Dana Corp., Note, 7.00%, 3/15/2028                                     500,480
             350,000 Figgie International Holdings, Inc., Sr. Note, 9.875%,                 363,713
                     10/1/1999
             350,000 Southdown, Inc., Sr. Sub. Note, 10.00%, 3/1/2006                       390,250
                          TOTAL                                                           1,254,443
 INSURANCE--3.6%
             250,000 Conseco, Inc., Note, 6.40%, 2/10/2003                                  249,025
             250,000 Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                            300,490
             150,000 Delphi Financial Group, Inc., 9.31%, 3/25/2027                         165,450
             300,000 (a)Equitable Life, Note, 7.70%, 12/1/2015                              321,111
             110,000 (a)Life Re Capital Trust I, 8.72%, 6/15/2027                           117,559
             250,000 SunAmerica, Inc., Sr. Note, 6.20%, 10/31/1999                          250,618
             250,000 SunAmerica, Inc., Sr. Note, 9.00%, 1/15/1999                           256,078
                          TOTAL                                                           1,660,331
 LEISURE & ENTERTAINMENT--0.3%
             150,000 Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022              154,845
 MACHINERY & EQUIPMENT--1.7%
             500,000 Caterpillar, Inc., Deb., 9.75%, 6/1/2019                               542,495
             250,000 Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B,          253,537
                     6.90%, 7/2/2019
                          TOTAL                                                             796,032
 METALS & MINING--1.4%
             200,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                              208,110
             150,000 Inco Ltd., Note, 9.60%, 6/15/2022                                      167,410
             225,000 Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005                          243,167
                          TOTAL                                                             618,687
 OIL & GAS--1.2%
             250,000 Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                           253,915
             250,000 Phillips Petroleum Co., Deb., 9.18%, 9/15/2021                         281,563
                          TOTAL                                                             535,478

FEDERATED TOTAL RETURN BOND FUND

     PRINCIPAL
       AMOUNT                                                                             VALUE

 CORPORATE BONDS--CONTINUED
 PRINTING & PUBLISHING--2.5%
 $           300,000 News America Holdings, Inc., Company Guarantee, 8.00%,           $     325,719
                     10/17/2016
             275,000 News America Holdings, Inc., Sr. Note, 7.50%, 3/1/2000                 281,930
             500,000 Valassis Communication, Inc., Sr. Sub. Note, 9.375%, 3/15/1999         516,500
                          TOTAL                                                           1,124,149
 RETAILERS--2.1%
             100,000 Eckerd Corp., Sr. Sub. Note, 9.25%, 2/15/2004                          107,065
             245,772 K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015                         252,833
             250,000 Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                        269,623
             250,000 Shopko Stores, Inc., 9.25%, 3/15/2022                                  303,973
                          TOTAL                                                             933,494
 SURFACE TRANSPORTATION--1.0%
             400,000 Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004           455,140
 UTILITIES--0.6%
             250,000 California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004               270,312
                          TOTAL CORPORATE BONDS (IDENTIFIED COST $13,240,565)            13,359,869
 ASSET-BACKED SECURITIES--0.9%
             448,280 (a)SMFC Trust Asset-Backed Certificates, Series 1997-A, Class          410,458
                     4, 7.7191%, 1/28/2025 (identified cost $410,036)
 GOVERNMENT AGENCIES--2.7%
             350,000 Federal National Mortgage Association, Medium Term Note, 6.71%,        359,828
                     7/24/2001
             663,000 Tennessee Valley Authority, 0/8.625%, 11/15/2029                       626,867
             256,000 Tennessee Valley Authority, Note, 0/8.625%, 11/15/2029                 242,048
                          TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,237,857)          1,228,743
 MORTGAGE BACKED SECURITIES--23.9%
 GOVERNMENT AGENCY--23.9%
             655,199 (b)Federal Home Loan Mortgage Corp., Pool D28594, 7.50%,               675,674
                     12/1/2022
             476,733 (b)Federal Home Loan Mortgage Corp., Pool E00484, 6.50%,               478,821
                     5/1/2012
             229,686 (b)Federal Home Loan Mortgage Corp., Pool E66587, 6.50%,               230,692
                     3/1/2012
             470,891 (b)Federal Home Loan Mortgage Corp., Pool E66943, 6.50%,               472,953
                     5/1/2012
             575,350 (b)Federal Home Loan Mortgage Corp., Pool E68191, 6.50%,               577,686
                     11/1/2012
           2,889,105 (b)Federal National Mortgage Association, Pool 267905, 7.00%,        2,943,276
                     2/1/2024
             479,677 (b)Federal National Mortgage Association, Pool 313687, 7.00%,          484,862
                     9/1/2027
             586,149 (b)Federal National Mortgage Association, Pool 351720, 7.00%,          592,485
                     2/1/2027
             936,323 (b)Federal National Mortgage Association, Pool 406030, 7.00%,          945,686
                     12/1/2027

FEDERATED TOTAL RETURN BOND FUND

     PRINCIPAL
       AMOUNT                                                                             VALUE

 MORTGAGE BACKED SECURITIES--CONTINUED
 GOVERNMENT AGENCY--CONTINUED
 $         2,000,000 (b)Federal National Mortgage Association, Pool TBA, 6.50%,       $   1,977,500
                     4/1/2099
             952,646 (b)Government National Mortgage Association, Pool 452179,              977,653
                     7.50%, 6/15/2027
             489,568 (b)Government National Mortgage Association, Pool 468686,              502,111
                     7.50%, 2/15/2028
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST               10,859,399
                         $10,737,784)
 MUNICIPALS--0.3%
 EDUCATION--0.3%
             125,000 Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007             142,514
                     (identified cost $133,450)
 U.S. TREASURY--39.2%
           1,400,000 U.S. Treasury Bond, 11.625%, 11/15/2004                              1,848,490
           3,000,000 U.S. Treasury Bond, 6.00%, 2/15/2026                                 2,996,760
             800,000 U.S. Treasury Bond, 6.125%, 11/15/2027                                 820,472
           4,300,000 U.S. Treasury Bond, 7.25%, 5/15/2004                                 4,641,635
           1,500,000 U.S. Treasury Note, 5.50%, 2/15/2008                                 1,481,505
           1,300,000 U.S. Treasury Note, 5.50%, 2/28/2003                                 1,297,991
           4,625,000 U.S. Treasury Note, 6.25%, 2/15/2003                                 4,738,266
                          TOTAL U.S. TREASURY (IDENTIFIED COST $17,504,979)              17,825,119
 REPURCHASE AGREEMENT--7.0%
           3,180,000 (c)BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998         3,180,000
                     (at amortized cost)
                          TOTAL INVESTMENTS (IDENTIFIED COST $46,444,671)(D)           $ 47,006,102

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1998, these securities amounted to $1,252,328 which represents 2.8% of net assets.

(b) Because of monthly principal payments, the average lives of the Mortgage Backed Securities are less than the indicated periods.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint accounts with other Federated Funds.

(d) The cost of investments for federal tax purposes amounts to $46,444,671. The net unrealized appreciation of investments on a federal tax basis amounts to $561,431 which is comprised of $595,467 appreciation and $34,036 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($45,491,372) at March 31, 1998.

The following acronyms are used throughout this portfolio:

LP --Limited Partnership
TBA --To Be Announced

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                      FEDERATED TOTAL RETURN BOND FUND
                         MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 47,006,102
 $46,444,671)
 Cash                                                                                         3,468
 Income receivable                                                                          666,898
 Receivable for investments sold                                                          1,306,181
 Receivable for shares sold                                                                  85,184
 Prepaid expenses                                                                            18,383
 Deferred organizational costs                                                                8,551
   Total assets                                                                          49,094,767
 LIABILITIES:
 Payable for investments purchased                                        $ 3,390,225
 Income distribution payable                                                  213,170
   Total liabilities                                                                      3,603,395
 Net Assets for 4,346,564 shares outstanding                                           $ 45,491,372
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 44,964,723
 Net unrealized appreciation of investments                                                 561,431
 Accumulated net realized loss on investments                                               (34,782)
   Total Net Assets                                                                    $ 45,491,372
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $36,435,875 / 3,481,352 shares outstanding                                                  $10.47
 INSTITUTIONAL SERVICE SHARES:
 $9,055,497 / 865,212 shares outstanding                                                     $10.47

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                      FEDERATED TOTAL RETURN BOND FUND
                 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                              $     8,154
 Interest                                                                                   998,187
   Total income                                                                           1,006,341
 EXPENSES:
 Investment advisory fee                                                   $    61,731
 Administrative personnel and services fee                                      77,288
 Custodian fees                                                                  1,636
 Transfer and dividend disbursing agent fees and expenses                       18,751
 Directors'/Trustees' fees                                                       4,383
 Legal fees                                                                      3,333
 Portfolio accounting fees                                                      29,014
 Distribution services fee--Institutional Service Shares                         7,498
 Shareholder services fee--Institutional Shares                                 31,084
 Shareholder services fee--Institutional Service Shares                          7,498
 Share registration costs                                                       13,658
 Printing and postage                                                            4,167
 Insurance premiums                                                              1,250
 Miscellaneous                                                                   3,446
   Total expenses                                                              264,737
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $  (61,731)
   Waiver of distribution services fee--Institutional            (5,998)
 Service Shares
   Waiver of shareholder services fee--Institutional Shares     (31,084)
   Reimbursement of other operating expenses                   (116,571)
   Total waivers and reimbursements                                           (215,384)
     Net expenses                                                                            49,353
       Net investment income                                                                956,988
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            37,791
 Net change in unrealized appreciation of investments                                       295,195
   Net realized and unrealized gain on investments                                          332,986
     Change in net assets resulting from operations                                     $ 1,289,974

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                      FEDERATED TOTAL RETURN BOND FUND

                                                                      SIX MONTHS
                                                                         ENDED        YEAR ENDED
                                                                      (UNAUDITED)   SEPTEMBER 30,
                                                                    MARCH 31, 1998      1997(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $    956,988   $      597,146
 Net realized gain (loss) on investments ($37,791 net gain and              37,791           53,760
 $72,573 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation                                     295,195          266,236
   Change in net assets resulting from operations                        1,289,974          917,142
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                   (780,491)        (573,166)
   Institutional Service Shares                                           (176,436)         (24,041)
     Change in net assets resulting from distributions to                 (956,927)        (597,207)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           34,060,426       27,197,758
 Net asset value of shares issued to shareholders in payment of            135,105           15,827
 distributions declared
 Cost of shares redeemed                                                (8,025,975)     (13,645,266)
   Change in net assets resulting from share transactions               26,169,556       13,568,319
     Change in net assets                                               26,502,603       13,888,254
 NET ASSETS:
 Beginning of period                                                    18,988,769        5,100,515
 End of period                                                        $ 45,491,372   $   18,988,769

(a) For the period from October 1, 1996 (start of performance) to September 30, 1997.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                              MARCH 31,    SEPTEMBER 30,
                                                                1998          1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.32        $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.33          0.72
 Net realized and unrealized gain (loss) on investments           0.15          0.32
 Total from investment operations                                 0.48          1.04
LESS DISTRIBUTIONS
 Distributions from net investment income                        (0.33)        (0.72)
NET ASSET VALUE, END OF PERIOD                                  $10.47        $10.32
TOTAL RETURN(B)                                                   4.66%        10.52%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                         0.25%*        0.01%
 Net investment income                                            6.28%*        7.15%
 Expense waiver/reimbursement(c)                                  1.42%*        4.39%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                       $36,436       $16,700
 Portfolio turnover                                                 27%          101%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS
                                                                       ENDED
                                                                     (UNAUDITED)     YEAR ENDED
                                                                      MARCH 31,    SEPTEMBER 30,
                                                                        1998          1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.32      $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                    0.31        0.69
   Net realized and unrealized gain (loss) on investments                   0.15        0.32
   Total from investment operations                                         0.46        1.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                               (0.31)       (0.69)
 NET ASSET VALUE, END OF PERIOD                                           $10.47      $10.32
 TOTAL RETURN(B)                                                           4.51%       10.22%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                               0.59%*        0.31%
   Net investment income                                                  5.89%*        6.71%
   Expense waiver/reimbursement(c)                                        1.28%*        4.59%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                $9,055      $2,289
   Portfolio turnover                                                        27%         101%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      FEDERATED TOTAL RETURN BOND FUND
                         MARCH 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed-income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At September 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $72,573, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005 ($72,573).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at March 31, 1998, is as follows:

        SECURITY           ACQUISITION DATE   ACQUISITION COST
 CIBC Capital Funding LP      12/16/1997         $399,664
 Equitable Life                12/1/1997          320,136
 Life Re Capital Trust          6/6/1997          112,578
 SMFS Trust                     2/4/1998          410,664

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.000 per share) authorized were as follows:

     NUMBER OF PAR VALUE
          CLASS NAME              CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000

Transactions in capital stock were as follows:

                                                  SIX-MONTH              YEAR ENDED
                                                    ENDED                SEPTEMBER 30,
                                               MARCH 31, 1998                1997(A)
INSTITUTIONAL SHARES                        SHARES        AMOUNT       SHARES       AMOUNT
Shares sold                                2,431,689   $ 25,415,149   2,441,867   $ 24,817,916
Shares issued to shareholders in payment
of distributions declared                      5,052         52,848       1,355         13,891
Shares redeemed                             (572,895)    (5,978,552) (1,335,737)   (13,538,732)
Net change resulting from
Institutional Share transactions           1,863,846   $ 19,489,445   1,107,485   $ 11,293,075

                                                      SIX-MONTH                YEAR ENDED
                                                        ENDED                  SEPTEMBER 30,
                                                     MARCH 31, 1998               1997(A)
 INSTITUTIONAL SERVICE SHARES                     SHARES      AMOUNT       SHARES        AMOUNT
Shares sold                                       830,231   $ 8,645,277     231,935   $  2,379,842
Shares issued to shareholders in
payment of distributions declared                   7,840    82,257 189       1,936
Shares redeemed                                  (194,593)   (2,047,423)    (10,420)      (106,534)
Net change resulting from
Institutional Service Share transactions          643,478  $  6,680,111     221,704   $  2,275,244
Net change resulting from share transactions    2,507,324  $ 26,169,556   1,329,189   $ 13,568,319

(a) For the period from October 1, 1996 (start of performance) to September 30, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

Purchases $31,383,178
Sales     $ 6,073,932

YEAR 2000 ISSUE
Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.NOTESNOTESFederated Total Return Bond Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS MARCH 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31428Q101
Cusip 31428Q507
G01664-01 (5/98)

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